Lessor Accounting (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of lease income

Year ended December 31, 2019
(Millions o f yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	114,312
Interest income on lease receivables	20,382

134,694

Lease income – operating leases	25,403

Variable lease income	6,216

166,313

Components of Finance Receivables	The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2019	2018
	(Million s of yen)
Total minimum lease payments receivable	360,146	351,198
Unguaranteed residual values	13,070	12,661
Executory costs	—	(2,112)
Unearned income	(33,338)	(31,007)

	339,878	330,740
Less allowance for credit losses	(2,627)	(2,675)

	337,251	328,065
Less current portion	(113,892)	(111,629)

	223,359	216,436

Activity in Allowance for Credit Losses	The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2019	2018
	(Millions of yen)
Balance at beginning of year	2,675	2,681
Charge-offs	(1,653)	(1,284)
Provision	1,495	938
Translation adjustments and other	110	340

Balance at end of year	2,627	2,675

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2019
.

	Financ ing leases	Operating lease s
	(Millions of yen)
Year ending December 31:
2020	128,674	9,893
2021	100,569	6,115
2022	68,921	3,593
2023	39,314	1,116
2024	16,363	401
Thereafter	6,305	56

	360,146	21,174